Retirement Plans and Postretirement Costs (Details 7) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jun. 29, 2014 Hedge Funds
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	$ 104,340	$ 90,434	$ 5,087
Net Purchases and Sales			(111)
Realized and Unrealized Gain, net			459
Fair value of plan assets at end of year	$ 104,340	$ 90,434	$ 5,435